Stock Options and Restricted Shares (Details) - Schedule of stock option activity - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of Stock Option Activity [Abstract]
Number of stock options, Outstanding beginning balance	350,000	365,000	385,000
Weighted average exercise price, Outstanding beginning balance	$ 1.97	$ 1.97	$ 1.97
Weighted average remaining contractual life, Outstanding beginning balance			4 years 4 months 9 days
Number of stock options, Granted			40,000	410,000
Weighted average exercise price, Granted			$ 2.42
Number of stock options, Exercised	(50,000)	(10,000)	(40,000)
Weighted average exercise price, Exercised
Number of stock options, Cancelled	(75,000)	(5,000)	(20,000)
Weighted average exercise price, Cancelled
Number of stock options, Outstanding, ending balance	225,000	350,000	365,000	385,000
Weighted average exercise price, Outstanding ending balance	$ 1.97	$ 1.97	$ 1.97	$ 1.97
Weighted average remaining contractual life (years), Outstanding ending balance	1 year 4 months 9 days	2 years 4 months 9 days	3 years 4 months 9 days
Number of stock options, exercisable	225,000	350,000
Weighted average exercise price, Exercisable	$ 1.97	$ 1.97
Weighted average remaining contractual life (years), Exercisable	1 year 4 months 9 days	2 years 4 months 9 days